UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04809

LIBERTY ALL-STAR EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1 – March 31, 2009

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR EQUITY FUND

SCHEDULE OF INVESTMENTS

as of March 31, 2009 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.09%)
CONSUMER DISCRETIONARY (15.33%)
Auto Components (1.49%)
Johnson Controls, Inc.	226,000	$2,712,000
Magna International, Inc., Class A	274,700	7,348,225
		10,060,225
Diversified Consumer Services (0.97%)
Apollo Group, Inc., Class A(a)	83,100	6,509,223

Hotels, Restaurants & Leisure (2.61%)
Carnival Corp.	227,025	4,903,740
McDonald’s Corp.	86,300	4,709,391
Starbucks Corp.(a)	311,000	3,455,210
Yum! Brands, Inc.	163,200	4,484,736
		17,553,077
Household Durables (1.57%)
Centex Corp.	446,100	3,345,750
NVR, Inc.(a)	12,125	5,186,468
Whirlpool Corp.	69,450	2,055,026
		10,587,244
Internet & Catalog Retail (1.01%)
Amazon.com, Inc.(a)	92,980	6,828,451

Leisure Equipment & Products (0.38%)
Mattel, Inc.	221,575	2,554,760

Media (2.90%)
Comcast Corp., Class A	366,000	4,710,420
Liberty Media Corp., Capital Group, Series A(a)	96,179	671,329
The McGraw-Hill Cos., Inc.	236,000	5,397,320
Omnicom Group, Inc.	216,925	5,076,045
The Walt Disney Co.	203,000	3,686,480
		19,541,594
Multi-line Retail (1.33%)
J.C. Penney Co., Inc.	446,825	8,967,778

Specialty Retail (3.07%)
AutoZone, Inc.(a)	33,950	5,520,949
Best Buy Co., Inc.	47,100	1,787,916
Chico’s FAS, Inc.(a)	173,965	934,192
Home Depot, Inc.	137,150	3,231,254
Staples, Inc.	289,000	5,233,790
The TJX Companies, Inc.	153,625	3,938,945
		20,647,046
CONSUMER STAPLES (5.16%)
Beverages (0.23%)
The Coca-Cola Co.	35,000	1,538,250

Food & Staples Retailing (2.45%)
Costco Wholesale Corp.	86,400	4,002,048
SYSCO Corp.	209,200	4,769,760
Walgreen Co.	190,500	4,945,380
Wal-Mart Stores, Inc.	52,700	2,745,670
		16,462,858
Food Products (1.25%)
Kraft Foods, Inc.	113,500	2,529,915
Sara Lee Corp.	240,146	1,940,380
Tyson Foods, Inc., Class A	418,725	3,931,827
		8,402,122
Household Products (0.87%)
The Procter & Gamble Co.	125,000	5,886,250

Personal Products (0.36%)
Avon Products, Inc.	127,000	2,442,210

ENERGY (11.17%)
Energy Equipment & Services (2.08%)
BJ Services Co.	236,275	2,350,936
FMC Technologies, Inc.(a)	46,880	1,470,626
Oceaneering International, Inc.(a)	129,100	4,759,916
Schlumberger Ltd.	103,630	4,209,451
Weatherford International Ltd.(a)	109,400	1,211,058
		14,001,987
Oil, Gas & Consumable Fuels (9.09%)
Apache Corp.	38,400	2,461,056
Arch Coal, Inc.	483,300	6,461,721
BP PLC(b)	85,979	3,447,758
Chesapeake Energy Corp.	593,619	10,127,141
Chevron Corp.	76,000	5,110,240
ConocoPhillips	129,000	5,051,640

Consol Energy, Inc.	124,200	3,134,808
Devon Energy Corp.	112,000	5,005,280
Exxon Mobil Corp.	45,800	3,118,980
Forest Oil Corp.(a)	349,075	4,590,336
Occidental Petroleum Corp.	39,400	2,192,610
Petroleo Brasileiro S.A.(b)	123,100	3,750,857
Range Resources Corp.	67,700	2,786,532
Valero Energy Corp.	220,400	3,945,160
		61,184,119
FINANCIALS (14.04%)
Capital Markets (2.15%)
Bank of New York Mellon Corp.	160,000	4,520,000
Morgan Stanley	313,175	7,130,995
UBS AG(a)	299,075	2,820,277
		14,471,272
Commercial Banks (0.62%)
Comerica, Inc.	128,675	2,356,039
PNC Financial Services Group, Inc.	62,616	1,834,024
		4,190,063
Consumer Finance (3.05%)
American Express Co.	117,000	1,594,710
Capital One Financial Corp.	358,150	4,383,756
Mastercard, Inc., Class A	25,900	4,337,732
Visa, Inc., Class A	183,500	10,202,600
		20,518,798
Diversified Financial Services (3.19%)
Bank of America Corp.	1,233,454	8,412,156
Citigroup, Inc.	595,875	1,507,564
IntercontinentalExchange, Inc.(a)	48,500	3,611,795
JPMorgan Chase & Co.	299,825	7,969,349
		21,500,864
Insurance (3.77%)
ACE Ltd.	57,000	2,302,800
The Allstate Corp.	203,625	3,899,419
Brown & Brown, Inc.	187,850	3,552,244
Fidelity National Financial, Inc.	308,325	6,015,420
Genworth Financial, Inc., Class A	497,050	944,395
The Hartford Financial Services Group, Inc.	32,550	255,518
MetLife, Inc.	78,975	1,798,261
RenaissanceRe Holdings Ltd.	60,125	2,972,580
Torchmark Corp.	138,875	3,642,691
		25,383,328

Real Estate Investment Trusts (1.91%)
Annaly Capital Management, Inc.	738,149	10,238,126
Redwood Trust, Inc.	168,425	2,585,324
		12,823,450
HEALTH CARE (14.31%)
Biotechnology (4.47%)
Amgen, Inc.(a)	62,400	3,090,048
Cephalon, Inc.(a)	69,000	4,698,900
Genzyme Corp.(a)	142,000	8,433,380
Gilead Sciences, Inc.(a)	299,700	13,882,104
		30,104,432
Health Care Equipment & Supplies (2.54%)
Becton, Dickinson and Co.	30,300	2,037,372
Boston Scientific Corp.(a)	172,450	1,370,978
Covidien Ltd.	90,000	2,991,600
Intuitive Surgical, Inc.(a)	29,400	2,803,584
Medtronic, Inc.	47,000	1,385,090
St. Jude Medical, Inc.(a)	77,800	2,826,474
Varian Medical Systems, Inc.(a)	120,200	3,658,888
		17,073,986
Health Care Providers & Services (2.56%)
AmerisourceBergen Corp.	134,513	4,393,194
Brookdale Senior Living, Inc.	259,100	1,308,455
Cardinal Health, Inc.	101,675	3,200,729
Omnicare, Inc.	98,050	2,401,245
Quest Diagnostics, Inc.	56,100	2,663,628
WellPoint, Inc.(a)	85,775	3,256,877
		17,224,128
Health Care Technology (0.86%)
Cerner Corp.(a)	131,632	5,787,859

Life Sciences Tools & Services (0.25%)
Life Technologies Corp.(a)	52,200	1,695,456

Pharmaceuticals (3.63%)
Allergan, Inc.	73,800	3,524,688
Bristol-Myers Squibb Co.	188,442	4,130,649
Eli Lilly & Co.	77,000	2,572,570
Johnson & Johnson	48,375	2,544,525
Merck & Co., Inc.	64,975	1,738,081
Schering-Plough Corp.	71,350	1,680,293
Teva Pharmaceutical Industries Ltd.(b)	182,600	8,226,129
		24,416,935

INDUSTRIALS (6.21%)
Aerospace & Defense (2.08%)
The Boeing Co.	166,900	5,938,302
L-3 Communications Holdings, Inc.	37,675	2,554,365
Northrop Grumman Corp.	126,425	5,517,187
		14,009,854
Air Freight & Logistics (1.31%)
C.H. Robinson Worldwide, Inc.	131,145	5,981,524
Expeditors International of Washington, Inc.	101,390	2,868,323
		8,849,847
Commercial Services & Supplies (0.46%)
Quanta Services, Inc.(a)	143,360	3,075,072

Industrial Conglomerates (0.60%)
Tyco International Ltd.	206,500	4,039,140

Machinery (1.22%)
Deere & Co.	26,600	874,342
Flowserve Corp.	30,376	1,704,701
Navistar International Corp.(a)	94,883	3,174,785
PACCAR, Inc.	94,200	2,426,592
		8,180,420
Professional Services (0.54%)
Monster Worldwide, Inc.(a)	448,100	3,652,015

INFORMATION TECHNOLOGY (26.26%)
Communications Equipment (5.23%)
Alcatel-Lucent(a)(b)	1,850,608	3,442,131
Cisco Systems, Inc.(a)	670,400	11,242,607
Corning, Inc.	391,100	5,189,897
Motorola, Inc.	1,182,850	5,003,456
Nortel Networks Corp.(a)	163	37
QUALCOMM, Inc.	209,600	8,155,535
Research In Motion Ltd.(a)	50,500	2,175,035
		35,208,698
Computers & Peripherals (5.07%)
Apple, Inc.(a)	79,700	8,378,064
Dell, Inc.(a)	1,363,450	12,925,506
EMC Corp.(a)	473,300	5,395,620
International Business Machines Corp.	76,900	7,450,841
		34,150,031

Electronic Equipment & Instruments (1.36%)
Avnet, Inc.(a)	260,025	4,553,038
Tyco Electronics Ltd.	414,800	4,579,392
		9,132,430
Internet Software & Services (3.05%)
Akamai Technologies, Inc.(a)	211,695	4,106,883
eBay, Inc.(a)	246,000	3,089,760
Google, Inc., Class A(a)	23,000	8,005,380
VeriSign, Inc.(a)	108,495	2,047,301
Yahoo!, Inc.(a)	255,500	3,272,955
		20,522,279
IT Services (1.81%)
Automatic Data Processing, Inc.	134,800	4,739,568
Cognizant Technology Solutions Corp.(a)	156,100	3,245,319
The Western Union Co.	336,000	4,223,520
		12,208,407
Semiconductors & Semiconductor Equipment (4.36%)
Analog Devices, Inc.	229,000	4,412,830
ASML Holding N.V.	282,000	4,937,820
Intel Corp.	295,000	4,439,750
International Rectifier Corp.(a)	461,953	6,240,985
Lam Research Corp.(a)	95,000	2,163,150
Marvell Technology Group Ltd.(a)	148,900	1,363,924
Novellus Systems, Inc.(a)	350,000	5,820,500
		29,378,959
Software (4.73%)
CA, Inc.	360,200	6,343,122
Intuit, Inc.(a)	119,500	3,226,500
Microsoft Corp.	500,750	9,198,778
Oracle Corp.(a)	273,800	4,947,566
Salesforce.com, Inc.(a)	117,800	3,855,594
Symantec Corp.(a)	284,700	4,253,418
		31,824,978
MATERIALS (2.84%)
Chemicals (1.76%)
Cytec Industries, Inc.	25,100	377,002
Monsanto Co.	86,100	7,154,910
Praxair, Inc.	64,000	4,306,560
		11,838,472

Metals & Mining (1.08%)
Alcoa, Inc.	390,000	2,862,600
Barrick Gold Corp.	136,100	4,412,362
		7,274,962
UTILITIES (1.77%)
Electric Utilities (0.36%)
Allegheny Energy, Inc.	105,575	2,446,173

Gas Utilities (0.08%)
EQT Corp.	17,600	551,408

Independent Power Producers & Energy Traders (0.58%)
Reliant Energy, Inc.(a)	1,224,175	3,905,118

Multi-Utilities (0.75%)
Sempra Energy	81,250	3,757,000
Wisconsin Energy Corp., Series C	30,728	1,265,072
		5,022,072

TOTAL COMMON STOCKS (COST OF $979,450,586)		653,628,100

EXCHANGE TRADED FUND (0.19%)

iShares Russell 1000 Value Index Fund (COST OF $1,540,840)	32,375	1,314,101

PREFERRED STOCKS (0.21%)

CONSUMER DISCRETIONARY (0.10%)
Automobiles (0.10%)
General Motors Corp., Series C, 6.250%	276,925	703,390

FINANCIALS (0.11%)
Diversified Financial Services (0.11%)
Citigroup, Inc., Series AA, 8.125%	46,660	712,964

TOTAL PREFERRED STOCKS (COST OF $5,362,772)		1,416,354

PAR
VALUE
CORPORATE BOND (0.01%)
INDUSTRIALS (0.01%)
Airlines (0.01%)
Continental Airlines, Inc.
5.000%, 6/15/2023 (COST OF $54,041)	$60,000	49,050

SHORT TERM INVESTMENT (3.38%)

REPURCHASE AGREEMENT (3.38%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/09, due 04/01/09 at 0.01%, collateralized by several Fannie Mae and Freddie Mac Instruments with various maturity dates, market value of $23,209,566 (Repurchase proceeds of $22,747,006) (Cost of $22,747,000)	22,747,000	22,747,000

TOTAL INVESTMENTS (100.88%) (COST OF 1,009,155,239)(c)		679,154,605

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.88%)		(5,938,564)

NET ASSETS (100.00%)		$673,216,041
NET ASSET VALUE PER SHARE (181,404,824 SHARES OUTSTANDING)		$3.71

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) American Depositary Receipt.
(c) Cost of investments for federal income tax purposes is $1,025,430,967.

Gross unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$5,478,799
Gross unrealized depreciation	(351,755,161)
Net unrealized depreciation	$(346,276,362)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of long-term capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.  Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange.  The portion of unrealized and realized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1- Quoted Prices	$656,358,555	—
Level 2- Other Significant Observable Inputs	$22,796,050	—
Level 3- Significant Unobservable Inputs	$0	—
Total	$679,154,605	—

*        Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the three months March 31, 2009, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2005 through December 31, 2008 for the federal jurisdiction and for the years ended December 31, 2006 through December 31, 2008 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the

Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has begun to evaluate the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                 The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 22, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 22, 2009

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